Expense Example	Apr. 28, 2026 USD ($)
Fitz-Gerald Must Have Portfolio(R) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Fitz-Gerald Must Have Portfolio(R) and Options Overlay ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 322